Basis of Presentation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation
These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”). They include the accounts of Sinovac Biotech Ltd., which is incorporated under the laws of Antigua and Barbuda, and its wholly owned or controlled subsidiaries (collectively, the “Company”). All significant intercompany transactions have been eliminated. Details of the Company’s subsidiaries are as follows:

		Place of
		incorporation	Percentage of
	Date of	(or	ownership as	Percentage of
	incorporation or	establishment)	of December	ownership as of
Name	establishment	/operation	31, 2015	December 31, 2014	Principal activities

Sinovac Biotech (Hong Kong) Ltd. (“Sinovac Hong Kong”)
	October 2008	Hong Kong	100%	100%	Investment holding company

Sinovac Biotech Co., Ltd. (“Sinovac Beijing”) (note 21)	April 2001	People’s Republic of China (“PRC”)	73.09%	73.09%	Research and development, production and sales of vaccine products

Tangshan Yian Biological Engineering Co., Ltd. (“Tangshan Yian”)	February 1993	PRC	100%	100%	Research and development, production and sales of vaccine products

Sinovac Biological Technology Co., Ltd. (“Sinovac R&D”)	May 2009	PRC	100%	100%	Research and development of vaccine products

Sinovac (Dalian) Vaccine Technology Co., Ltd. (“Sinovac Dalian”) (note 21)	January 2010	PRC	55%	55%	Research and development, production and sales of vaccine products

Sinovac Bitomed Co., Ltd.	April 2015	PRC	100%	-	Distribution of vaccine products